UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2012

Item 1. Report to Shareholders

Reserve Investment Funds	May 31, 2012

The views and opinions in this report were current as of May 31, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The Federal Reserve kept short-term interest rates extremely low throughout the year ended May 31, 2012, and central bank officials have extended the time frame of their commitment to keep them low—from mid-2013 to late 2014—to support a subpar U.S. economic recovery. Like many other money market funds, the T. Rowe Price Reserve Investment Funds continued to offer investors principal stability and liquidity, albeit with yields and total returns barely above 0%.

ECONOMY AND INTEREST RATES

The U.S. economy expanded over the last year, albeit at a modest pace compared with what is typically seen in the years following a deep recession. The manufacturing sector is healthy, and job growth accelerated in the early months of 2012 before moderating in the spring. The housing market remains in the doldrums, however, and national unemployment remains somewhat elevated. Still, the economy has shown resilience in the face of a nascent recession and ongoing sovereign debt crisis in Europe, a slowdown in Chinese growth, and bouts of global market volatility. We believe growth will continue at a modest to moderate pace in the months ahead, but there is the possibility that disruptive events overseas or a U.S. government failure to prevent or moderate tax increases and spending cuts scheduled to take place at the end of 2012 could jeopardize the expansion.

To support the economy, the Federal Reserve maintained highly accommodative monetary policies over the last year, keeping the fed funds target rate in its 0.00% to 0.25% range established at the end of 2008. Although the Fed’s second round of purchasing massive quantities of Treasuries ended in June 2011, central bank officials indicated that they would likely keep short-term interest rates very low until late 2014. The Fed also implemented a plan to shift the average maturity of its holdings by purchasing intermediate- and long-term Treasury securities through June 2012 and selling Treasuries maturing in three years or less.

MONEY MARKET REVIEW

Financial markets continue to be unsettled by a series of worries emanating from multiple directions. The slowly spreading sovereign debt and banking crisis in Europe, disappointing U.S. employment trends, and the possibility that our economy could be undercut by a significant tightening of fiscal policy—a so-called fiscal cliff—around year-end have combined to create a mood of uncertainty for investors. Such uncertainty defers economic recovery and leaves the Federal Reserve few options other than to continue its massively stimulative monetary policy. Although we are more than three and a half years into the era of 0% interest rates, it seems this extraordinary policy will be with us for quite some time.

Money market funds have to contend not only with ultra-low interest rates, but also with a significantly changing credit situation. The European crisis has caused most investors to rethink their views toward many European bank borrowers. The pullback in European bank funding by money funds has been compounded by a systematic series of ratings agency downgrades by Moody’s, which, when complete, will render many money center banks unable to tap money funds for the short-term unsecured funding to which they had grown accustomed. The money fund industry, as a whole, appears well prepared for such changes. Most funds have become quite discerning as to whom they are willing to lend and for how long. Still, the number of high-quality borrowers continues to shrink, and the opportunities for yield enhancement have been virtually eliminated from our market.

Against such a backdrop, it comes as no surprise that demand for the safety of U.S. Treasuries remains at an all-time high, which is helping to keep Treasury yields near all-time lows. Most money market funds—not just Treasury-only money funds—are allocating higher percentages of their portfolios to U.S. government debt. In particular, many bank issuers, long a source of investment for money funds, are no longer eligible investments. As a result, money funds are increasingly turning to Treasuries.

Rates in the money market space showed little change over the last year. The U.S. Treasury bill market remains subject to limited supply and episodic flights to quality. At the end of May 2012, three-month bills yielded about 0.07%, six-month bills 0.12%, and the one-year bill around 0.18%. The 90-day LIBOR, the basis for pricing in most of the commercial paper and certificate of deposit markets, was at 0.47%. Interest rates on variable rate municipal securities have recently risen to around 0.20%. Surprisingly, U.S. Treasury-collateralized repos have recently sustained higher rates of 0.15% to 0.20%, as banks seek increasing levels of funding for growing Treasury holdings.

PORTFOLIO REVIEW

T. Rowe Price Reserve Investment Fund
The fund returned 0.11% during its fiscal year and outperformed the Lipper Institutional Money Market Funds Average, which returned 0.05%. Ultra-low fund expenses and investments in securities with attractive yields contributed to our performance advantage.

As you know, this money market fund is managed to provide a stable share price of $1.00 and seeks preservation of capital; liquidity; and, consistent with these, the highest possible current income. In compliance with Rule 2a-7 under the Investment Company Act of 1940, the fund invests in high-quality U.S. dollar-denominated money market securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may invest a significant portion of its assets in money market securities issued by the U.S. Treasury and U.S. government agencies and repurchase agreements thereon. Its weighted average maturity will not exceed 60 days, and its weighted average life will not exceed 120 days.

In our annual report dated May 31, 2011, we noted that the fund was narrowing its investment universe—focusing on Treasuries and other government and agency securities and repurchase agreements thereon—to further enhance its liquidity and quality. That strategy shift was completed by the end of 2011 as we expected.

As of May 31, 2012, approximately 72% of fund assets were invested in T-bills, while repurchase agreements represented 23%. About 4% of assets were invested in other securities backed by the full faith and credit of the U.S. government. The fund’s weighted average maturity at the end of May was 38 days, somewhat below our maximum limit. We feel the portfolio’s positioning helps us meet short-term liquidity needs while producing reasonable income for our investors.

T. Rowe Price Government Reserve Investment Fund
The fund returned 0.09% during its fiscal year and outperformed the Lipper Institutional U.S. Treasury Money Market Funds Average, which returned 0.01%, because of ultra-low fund expenses and investments in government-backed short-term securities that offered the highest yields in a very low rate environment.

As you know, the fund is managed in compliance with Rule 2a-7 under the Investment Company Act of 1940 to provide a stable share price of $1.00. It seeks to maximize preservation of capital; liquidity; and, consistent with these goals, the highest possible current income by investing at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and repurchase agreements thereon. The remainder is invested in other securities backed by the full faith and credit of the U.S. government and repurchase agreements thereon. The fund’s weighted average maturity will not exceed 60 days and its weighted average life will not exceed 120 days.

As of May 31, 2012, approximately 62% of fund assets were invested in T-bills, while repurchase agreements represented 32%. The remaining 6% of assets were invested in other securities backed by the full faith and credit of the U.S. government. The fund’s weighted average maturity at the end of May was 34 days, somewhat below our maximum limit. We feel the portfolio’s positioning helps us meet short-term liquidity needs while producing reasonable income for our investors.

OUTLOOK

With the potential for the economy to stall, Europe still simmering, and the inability of Washington to address significant policy matters, our view is that the Fed has no choice but to leave its 0% interest rate policy in place at least until late 2014. Barring a credit-negative headline event or a significant shift in Fed policy, most money market rates should continue to crowd around 0%. This, unfortunately, means that money fund returns are likely to remain very low for some time. Nevertheless, our focus remains on principal stability, quality, and liquidity—even as the interest rate environment currently results in little return for money market investors.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the funds’ Investment Advisory Committee

June 15, 2012

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing the funds’ investment programs.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded—which are highly unlikely for securities backed by the full faith and credit of the U.S. government—or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

LIBOR: The London Interbank Offered Rate, which is a benchmark for short-term taxable rates.

Lipper average: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

Repurchase agreement (repo): A form of short-term borrowing using collateral in which a bank or broker-dealer sells government securities to another party, such as the Federal Reserve, and commits to buy them back at a fixed price on a future date, usually within a week.

SEC yield (7-day unsubsidized simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

T. Rowe Price Reserve Investment Fund

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

T. Rowe Price Government Reserve Investment Fund

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

T. Rowe Price Reserve Investment Funds

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Reserve Investment Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED COMMERCIAL PAPER 0.1%		
Straight-A Funding, 0.18%, 6/14/12 (1)	20,000	19,999
Total Asset Backed Commercial Paper (Cost $19,999)		19,999
GOVERNMENT AGENCY DEBT 1.8% (2)		
Federal Farm Credit Banks, VR, 0.31%, 7/23/12	100,000	100,000
Federal Home Loan Banks, 0.09%, 6/22/12	70,000	69,996
Federal Home Loan Banks, 0.11%, 7/20/12	75,000	74,989
Federal Home Loan Mortgage, 0.10%, 6/4/12	72,911	72,911
Total Government Agency Debt (Cost $317,896)		317,896
GOVERNMENT AGENCY REPURCHASE AGREEMENTS 10.0%		
BNP Paribas, Tri-Party, Dated 5/31/12, 0.21%, Delivery Value of $100,000,583 on 6/1/12, Collateralized by U.S. Government securities, 3.00% - 7.00%, 1/15/17 – 3/15/53 valued at $102,000,001	100,000	100,000
Deutsche Bank, Tri-Party, Dated 5/31/12, 0.22%, Delivery Value of $295,746,807 on 6/1/12, Collateralized by U.S. Government securities, 4.00% - 7.50%, 7/1/18 – 5/1/42 valued at $301,659,900	295,745	295,745
Goldman Sachs, Tri-Party, Dated 5/31/12, 0.20%, Delivery Value of $150,000,833 on 6/1/12, Collateralized by U.S. Government securities, 4.50% - 5.50%, 2/1/38 – 10/1/41 valued at $153,000,000	150,000	150,000
HSBC Mortgage, Tri-Party, Dated 5/31/12, 0.21%, Delivery Value of $300,001,750 on 6/1/12, Collateralized by U.S. Government securities, 2.50% - 7.50%, 10/10/12 – 6/1/42 valued at $306,002,815	300,000	300,000
JPMorgan Chase, Tri-Party, Dated 5/31/12, 0.20%, Delivery Value of $100,000,556 on 6/1/12, Collateralized by U.S. Government securities, 1.742% - 6.51%, 5/1/17 – 3/1/42 valued at $102,002,415	100,000	100,000
RBS Securities, Tri-Party, Dated 5/31/12, 0.20%, Delivery Value of $250,001,389 on 6/1/12, Collateralized by U.S. Government securities, 3.00% - 6.50%, 7/1/14 – 6/1/42 valued at $255,002,248	250,000	250,000

U.S. Treasury Bills, 0.098%, 8/16/12	1,100,000	1,099,773
Total Treasury Debt (Cost $13,010,568)		13,010,568

TREASURY REPURCHASE AGREEMENTS 13.0% (4)

Bank of America, Tri-Party, Dated 5/31/12, 0.18%, Delivery Value of $192,374,962 on 6/1/12, Collateralized by U.S. Government securities, 3.00%, 5/15/42 valued at $196,221,539	192,374	192,374
Barclays Capital, Tri-Party, Dated 5/29/12, 0.15%, Delivery Value of $40,000,167 on 6/5/12, Collateralized by U.S. Government securities, 0.25% - 1.25%, 10/31/13 - 3/15/14 valued at $40,800,052	40,000	40,000
BNP Paribas, Tri-Party, Dated 5/31/12, 0.19%, Delivery Value of $150,000,792 on 6/1/12, Collateralized by U.S. Government securities, 0.375%, 4/15/15, valued at $153,000,047	150,000	150,000
Credit Suisse First Boston, Tri-Party, Dated 5/31/12, 0.18% Delivery Value of $235,766,179 on 6/1/12, Collateralized by U.S. Government securities, 2.375%, 9/30/14 valued at $240,483,858	235,765	235,765
Deutsche Bank, Tri-Party, Dated 5/30/12, 0.14%, Delivery Value of $80,002,178 on 6/6/12, Collateralized by U.S. Government securities, 2.00%, 2/15/22, valued at $82,382,352	80,000	80,000
Deutsche Bank, Tri-Party, Dated 5/31/12, 0.20%, Delivery Value of $290,001,611 on 6/1/12, Collateralized by U.S. Government securities, 3.125%, 2/15/42, valued at $295,800,035	290,000	290,000
Goldman Sachs, Tri-Party, Dated 5/31/12, 0.14%, Delivery Value of $50,001,361 on 6/7/12, Collateralized by U.S. Government securities, 0.125% - 0.50%, 4/15/15 - 1/15/22 valued at $51,000,103	50,000	50,000
JPMorgan Chase, Tri-Party, Dated 5/31/12, 0.18%, Delivery Value of $100,000,500 on 6/1/12, Collateralized by U.S. Government securities, 0.125%, 12/31/13 valued at $102,003,669	100,000	100,000
Morgan Stanley, Tri-Party, Dated 5/31/12, 0.18%, Delivery Value of $50,000,250 on 6/1/12, Collateralized by U.S. Government securities, 1.25%, 1/31/19 valued at $51,000,097	50,000	50,000

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
OTHER NOTES 5.8%		
Bank of America, 2.375%, 6/22/12 (1)	10,000	10,013
GE Capital, 2.20%, 6/8/12 (1)	15,000	15,006
GE Capital, VR, 0.775%, 6/8/12 (1)	15,000	15,001
John Deere Capital, 2.875%, 6/19/12 (1)	10,000	10,013
JPMorgan Chase, VR, 0.704%, 6/15/12 (1)	25,000	25,005
Morgan Stanley, 1.95%, 6/20/12 (1)	6,500	6,506
PNC Funding, 2.30%, 6/22/12 (1)	5,276	5,283
Total Other Notes (Cost $86,827)		86,827
TREASURY DEBT 61.8%		
U.S. Treasury Bills, 0.075%, 7/5/12	25,000	24,998
U.S. Treasury Bills, 0.079%, 7/12/12	100,000	99,991
U.S. Treasury Bills, 0.08%, 6/7/12	25,000	25,000
U.S. Treasury Bills, 0.08%, 7/19/12	100,000	99,989
U.S. Treasury Bills, 0.081%, 6/28/12	125,000	124,993
U.S. Treasury Bills, 0.083%, 7/26/12	100,000	99,987
U.S. Treasury Bills, 0.085%, 8/23/12	75,000	74,985
U.S. Treasury Bills, 0.088%, 8/30/12	75,000	74,984
U.S. Treasury Bills, 0.09%, 6/14/12	25,000	24,999
U.S. Treasury Bills, 0.09%, 8/9/12	100,000	99,983
U.S. Treasury Bills, 0.095%, 6/21/12	50,000	49,997
U.S. Treasury Bills, 0.095%, 8/2/12	100,000	99,984
U.S. Treasury Bills, 0.10%, 8/16/12	25,000	24,995
Total Treasury Debt (Cost $924,885)		924,885
TREASURY REPURCHASE AGREEMENTS 32.4% (2)		
Barclays Capital, Tri-Party, Dated 5/29/12, 0.15%, Delivery Value of $30,000,875 on 6/5/12, Collateralized by U.S. Government securirites, 1.25%, 3/15/14, valued at $30,600,021	30,000	30,000

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Funds

Notes to Financial Statements

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are two portfolios (collectively, the funds) established by the corporation and both commenced operations on August 25, 1997.

The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates) and/or its affiliates and are not available for direct purchase by members of the public. The funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

Credits Each fund earns credits on temporarily uninvested cash balances at the custodian that reduce its custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

New Accounting Pronouncements In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption will have no effect on net assets or results of operations.

NOTE 2 - VALUATION

Each fund values its financial instruments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Various inputs are used to determine the value of financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the funds, and unobservable inputs reflect the funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On May 31, 2012, all of the funds’ financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with each fund’s investment objective, the funds engage in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of the funds are described more fully in the funds’ prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the funds’ custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities Each fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Each fund files U.S. federal, state, and local tax returns as required. Each fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions during the years ended May 31, 2012 and May 31, 2011, were characterized as ordinary income for tax purposes and totaled $16,674,000 and $33,880,000 respectively, for the T. Rowe Price Reserve Investment Fund and $1,122,000 and $2,468,000, respectively, for the T. Rowe Price Government Reserve Investment Fund. At May 31, 2012, the tax-basis cost of investments and components of net assets were as follows:

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after June 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates. Accordingly, it is possible that all or a portion of each fund’s pre-effective capital loss carryforwards could expire unused. Additionally, all or a portion of a fund’s capital loss carryforwards may be from losses realized between November 1 and the fund’s fiscal year-end, which are deferred for tax purposes until the subsequent year but recognized for financial reporting purposes in the year realized. During the year ended May 31, 2012, T. Rowe Price Reserve Investment Fund utilized $829,000 of capital loss carryforwards and T. Rowe Price Government Reserve Investment Fund utilized $1,000 of capital loss carryforwards. As of May 31, 2012, the T. Rowe Price Reserve Investment Fund had $4,756,000 of available capital loss carryforwards, which all expire in fiscal 2017. Additionally, as of May 31, 2012, the T. Rowe Price Government Reserve Investment Fund had $6,000 of available capital loss carryforwards which expire as follows: $3,000 in fiscal 2017 and $3,000 in fiscal 2018.

NOTE 5 - RELATED PARTY TRANSACTIONS

The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries and of other T. Rowe Price-sponsored funds (Price funds) invested in the funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the year ended May 31, 2012, expenses incurred by the T. Rowe Price Reserve Investment Fund pursuant to these service agreements were $139,000 for Price Associates. For the year ended May 31, 2012, expenses incurred by the T. Rowe Price Government Reserve Investment Fund pursuant to these service agreements were $92,000 for Price Associates. The amounts payable at period-end pursuant to these agreements are included in Due to Affiliates in the accompanying financial statements.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the T. Rowe Price Reserve Investment Fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended May 31, 2012, the T. Rowe Price Reserve Investment Fund earned $1,000 in interest income related to loans made to other funds on four days in the average amount of $12,300,000 and at an average annual rate of 1.09%. At May 31, 2012, there were no loans outstanding.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc.
and Shareholders of T. Rowe Price Reserve Investment Fund and T. Rowe
Price Government Reserve Investment Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (two of the Portfolios comprising T. Rowe Price Reserve Investment Funds, Inc., hereafter referred to as the “Funds”) at May 31, 2012, and the results of their operations, the changes in their net assets and the financial highlights in each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 13, 2012

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Reserve Investment Fund

Approval of Investment Management Agreement

On March 6, 2012, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with their deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the three-month and 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive a management fee from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor, and the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

T. Rowe Price Government Reserve Investment Fund

Approval of Investment Management Agreement

On March 6, 2012, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with their deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the three-month and 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive a management fee from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor, and the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

T. Rowe Price Reserve Investment Funds

About the Funds’ Directors and Officers

Your funds are overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the funds’ officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the funds’ directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) and Directorships of Public Companies and
Year Elected*	Other Investment Companies During the Past Five Years

William R. Brody	President and Trustee, Salk Institute for Biological Studies (2009
(1944)	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
2009	(2007 to present); President and Trustee, Johns Hopkins University
(1996 to 2009); Chairman of Executive Committee and Trustee,
Johns Hopkins Health System (1996 to 2009)

Jeremiah E. Casey	Retired
(1940)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004
(1945)	to present); Director, Under Armour (2008 to present); Director,
1997	Vornado Real Estate Investment Trust (2004 to present); Director and Member of the Advisory Board, Deutsche Bank North America
(2004 to present); Director, Mercantile Bankshares (2002 to 2007)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
2001

Robert J. Gerrard, Jr.	Director and Chairman of Compensation Committee, Syniverse
(1952)	Holdings, Inc. (2008 to 2011); Executive Vice President and General
2012	Counsel, Scripps Networks, LLC (1997 to 2009); Advisory Board
Member, Pipeline Crisis/Winning Strategies (1997 to present)

Karen N. Horn	Senior Managing Director, Brock Capital Group, an advisory and
(1943)	investment banking firm (2004 to present); Director, Eli Lilly and
2003	Company (1987 to present); Director, Simon Property Group (2004 to present); Director, Norfolk Southern (2008 to present); Director,
Fannie Mae (2006 to 2008)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

Cecelia E. Rouse, Ph.D.	Professor and Researcher, Princeton University (1992 to present);
(1963)	Director, MDRC (2011 to present); Member, National Academy of
2012	Education (2010 to present); Research Associate, National Bureau of Economic Research’s Labor Studies Program (1998 to 2009
and 2011 to present); Member, President’s Council of Economic
Advisors (2009 to 2011); Member, The MacArthur Foundation
Network on the Transition to Adulthood and Public Policy (2000 to
2008); Member, National Advisory Committee for the Robert Wood
Johnson Foundation’s Scholars in Health Policy Research Program
(2008); Director and Member, National Economic Association
(2006 to 2008); Member, Association of Public Policy Analysis
and Management Policy Council (2006 to 2008); Member, Hamilton
Project’s Advisory Board at The Brookings Institute (2006 to 2008);
Chair of Committee on the Status of Minority Groups in the Economic
Profession, American Economic Association (2006 to 2008)

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
1997	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
General Growth Properties, Inc. (2010 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc.
2009	(1984 to 2008)

*Each independent director oversees 136 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[136]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Savings
Bank, and T. Rowe Price Services, Inc.; Chairman of the Board, Chief
Executive Officer, and Director, T. Rowe Price International; Chief
Executive Officer, Chairman of the Board, Director, and President,
T. Rowe Price Trust Company; Chairman of the Board, all funds

Michael C. Gitlin	Director of Fixed Income, T. Rowe Price (2009 to present); Global
(1970)	Head of Trading, T. Rowe Price (2007 to 2009); Vice President, Price
2010	Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc.,
[46]	and T. Rowe Price International

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Position Held With
T. Rowe Price Reserve Investment Funds	Principal Occupation(s)

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

M. Helena Condez (1962)	Vice President, T. Rowe Price
Vice President

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, and T. Rowe
Price Trust Company

Kathryn A. Floyd, CFA (1982)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Jared S. Franz (1977)	Assistant Vice President, T. Rowe Price;
Vice President	formerly student, University of Illinois at
Chicago (to 2008)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Samy B. Muaddi, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Vice President, Price Hong Kong,
Price Singapore, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price International

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Chen Shao (1980)	Assistant Vice President, T. Rowe Price
Assistant Vice President

Douglas D. Spratley, CFA (1969)	Vice President, T. Rowe Price
Vice President

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Edward A. Wiese, CFA (1959)	Director and Vice President, T. Rowe Price Trust
Vice President	Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.; Chief Investment
Officer, Director, and Vice President, T. Rowe
Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,375,000 and $1,539,000 respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 13, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 13, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date July 13, 2012